Average Annual Total Returns - Gabelli Global Technology Leaders ETF		12 Months Ended	48 Months Ended
	Jul. 06, 2026	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent		19.78%	7.24%
Performance Inception Date	Jan. 03, 2022
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		19.27%	6.87%
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.71%	5.46%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	11.53%